Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
12. Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

	€ million	€ million
Inventories	2022	2021
Raw materials and consumables	2,062	1,598
Finished goods and goods for resale	4,248	3,393
Total inventories	6,310	4,991
Provision for inventories	(379)	(308)
	5,931	4,683

	€ million	€ million
Provision for inventories	2022	2021
1 January	308	284
Charge to income statement	164	65
Reduction/(releases)	(66)	(56)
Currency translations	(12)	9
Others(a)	(15)	6
31 December	379	308
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.

Inventories with a value of €189 million (2021: €163 million) are carried at net realisable value, this being lower than cost. During 2022, a total expense of €407 million (2021: €281 million) was recognised in the income statement for inventory write-downs and losses.